Income Tax And Social Contribution - Summary of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Deferred tax assets		R$ 13,487	R$ 9,241
Beginning balance		9,241	4,970
to profit and loss		4,246	4,271
Ending balance		13,487	9,241
Deferred tax liabilities
Deferred tax liabilities		(3,883)	(8,340)
Estimated revenue		(815)	(878)
Beginning balance		(8,340)	(5,016)
to profit and loss		4,457	(3,324)
Ending balance		(3,883)	(8,340)
Tax Losses [Member]
Deferred tax assets
Deferred tax assets		6,066	4,912
Beginning balance		4,912	2,494
to profit and loss		1,154	2,418
Ending balance		6,066	4,912
Leases [Member]
Deferred tax assets
Deferred tax assets		1,084	1,805
Beginning balance		1,805	2,476
to profit and loss		(721)	(671)
Ending balance		1,084	1,805
Deferred tax liabilities
Deferred tax liabilities		(351)	(49)
Beginning balance		(49)	0
to profit and loss		(302)	(49)
Ending balance		(351)	(49)
RSU [Member]
Deferred tax assets
Deferred tax assets		2,188	1,628
Beginning balance		1,628	0
to profit and loss		560	1,628
Ending balance		2,188	1,628
Other [Member]
Deferred tax assets
Deferred tax assets	[1]	4,149	896
Beginning balance	[1]	896	0
to profit and loss	[1]	3,253	896
Ending balance	[1]	4,149	896
Financial Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(1,147)	(973)
Beginning balance		(973)	(1,815)
to profit and loss		(174)	842
Ending balance		(1,147)	(973)
Estimated Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(1,570)	(1,690)
Beginning balance		(1,690)
Ending balance		(1,570)	(1,690)
Estimated Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(2,385)	(2,568)
Beginning balance		(2,568)	(3,201)
to profit and loss		183	633
Ending balance		(2,385)	(2,568)
Contingent consideration [member]
Deferred tax assets
Deferred tax assets		646	0
Beginning balance		0
Ending balance		646	0
Deferred tax liabilities
Deferred tax liabilities		0	(4,750)
Beginning balance		(4,750)	0
to profit and loss		4,750	(4,750)
Ending balance		0	(4,750)
Income Tax [Member]
Deferred tax liabilities
Deferred tax liabilities		(3,068)	(7,462)
Beginning balance		(7,462)
Ending balance		(3,068)	(7,462)
Taxes And Contribution [Member]
Deferred tax liabilities
Deferred tax liabilities		(815)	(878)
Beginning balance		(878)
Ending balance		(815)	(878)
Interest expense on obligation [Member]
Deferred tax assets
Deferred tax assets		2,121	550
Beginning balance		550
Ending balance		2,121	550
Amortization [Member]
Deferred tax assets
Deferred tax assets		1,382	346
Beginning balance		346
Ending balance		R$ 1,382	R$ 346

[1]	Comprises deferred taxes related to interest expense on obligation for ownership acquisition, amortization on management contracts and contingent consideration.